Summary of significant accounting policies - Convenience translation, Cash and cash equivalents and Financing receivables, net (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 14, 2018 USD ($) item	Jan. 31, 2018 item	Dec. 31, 2018 USD ($) ¥ / $	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 05, 2018 CNY (¥)	Nov. 08, 2018	Aug. 31, 2018	Jul. 27, 2018 CNY (¥)	Jul. 14, 2018 CNY (¥)	Jul. 12, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Convenience translation
Convenience translation rate (in RMB/USD) | ¥ / $			0.1454				0.1454
Cash and cash equivalents
Restricted time deposits			$ 36,739			¥ 0	¥ 252,599,000							$ 727	¥ 5,000,000
Financing receivables, net
Financing receivables due from the users of the Business Partners							0
Principal Amount								¥ 220,000,000					¥ 68,141,000
Interest rate (as a percent)								4.785%	4.35%				2.58%
Repayment of debt			$ 632,208	¥ 4,346,749,000	¥ 5,534,199,000	¥ 1,666,113,000
Financing receivables non accrual status period			90 days	90 days
Financing receivable delinquent period			1 day	1 day
Third party investors of asset-backed securitized debts
Financing receivables, net
Loan payables							0
Loan agreement with lender
Financing receivables, net
Number of Subsidiaries entered in to loan agreement | item		1
Unsecured RMB denominated loans from Lender
Financing receivables, net
Loan payables							0
Principal Amount							¥ 563,979,000
Interest rate (as a percent)			10.30%				10.30%
Term of loan			1 year	1 year
Repayment of debt				¥ 563,979,000
First loan agreement with Xijin
Financing receivables, net
Principal Amount	$ 10,181											¥ 70,000,000
Interest rate (as a percent)	10.30%											10.30%
Term of loan	1 year
Number of subsidiaries of shareholders of the group | item	1
Second loan agreement with Xijin
Financing receivables, net
Loan payables											¥ 423,000,000
Principal Amount												¥ 120,000,000
Shenzhen Minheng and Xijin,1st supplementary agreement
Financing receivables, net
Loan payables							¥ 121,687,000
Interest rate (as a percent)										0.60%
Repayment of debt				¥ 68,313,000
Minimum
Financing receivables, net
Term periods of financing receivables			30 days	30 days
Maximum
Financing receivables, net
Term periods of financing receivables			24 months	24 months